Document and Entity Information Document	Nov. 15, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	J. C. PENNEY COMPANY, INC.
Entity Central Index Key	0001166126
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15274
Entity Tax Identification Number	26-0037077
Entity Address, Address Line One	6501 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024-3698
City Area Code	972
Local Phone Number	431-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock of 50 cents par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock of 50 cents par value
Trading Symbol	JCP
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Preferred Stock Purchase Rights [Member]
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	JCP
Security Exchange Name	NYSE